Loans Receivable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of loans receivable
Total loans	$ 337,784,984	$ 312,568,636
Deferred fees	964,725	880,958
Allowance for loan losses	(3,109,775)	(2,775,857)	(2,899,525)	(4,276,449)
Net loans receivable	335,639,934	310,673,737
Commercial loans
Components of loans receivable
Total loans	50,876,482	47,463,912
Allowance for loan losses	(870,461)	(833,607)	(534,995)	(2,667,827)
Commercial real estate
Components of loans receivable
Total loans	90,251,024	84,106,515
Allowance for loan losses	(1,000,304)	(856,712)	(1,309,811)	(575,780)
Consumer loans
Components of loans receivable
Total loans	28,831,129	29,678,184
Allowance for loan losses	(260,697)	(231,634)	(326,123)	(337,339)
Home equity
Components of loans receivable
Total loans	49,424,329	47,083,312
Allowance for loan losses	(300,113)	(281,614)	(264,513)	(264,625)
Residential mortgages
Components of loans receivable
Total loans	118,402,020	104,236,713
Allowance for loan losses	$ (678,200)	$ (572,290)	$ (464,083)	$ (430,878)